Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Location [Line Items]
Equity		$ 28,073	$ 25,862
Total capital		34,698	30,843
Subordinated debt
Entity Location [Line Items]
Borrowings		6,425	4,781
Proceeds from current borrowings	$ 2,000
Proceeds subject to contractual terms	$ 1,500
Sun Life ExchangEable Capital Securities
Entity Location [Line Items]
Borrowings		200	200
Shares
Entity Location [Line Items]
Equity		24,075	22,212
Participating policyholders
Entity Location [Line Items]
Equity		1,700	1,368	$ 1,091
Non-controlling interests’ equity
Entity Location [Line Items]
Equity		59	25	19
Preferred shares | Shares
Entity Location [Line Items]
Equity		$ 2,239	$ 2,257	$ 2,257